Unaudited Condensed Statement of Operations - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
General and administrative expenses	$ 1,897,224	$ 173,165	$ 2,937,316
Administrative expenses – related party	12,000	8,000	24,000
Franchise tax expense	49,315	61,420	99,007
Loss from operations	(1,958,539)	(242,585)	(3,060,323)
Other income (expense):
Loss upon issuance of private placement warrants		(1,103,400)
Change in fair value of derivative warrant liabilities	(3,620,100)	(1,810,050)	4,442,850
Offering costs associated with derivative warrant liabilities		(724,418)
Income from investments held in Trust Account	5,020	(1,198)	74,050
Earnings before income taxes		(3,881,651)
Income tax benefit
Net income (loss)	$ (5,573,619)	$ (3,881,651)	$ 1,456,577
Class A Common Stock
Other income (expense):
Weighted average shares outstanding of Class A common stock, basic and diluted (in Shares)	20,650,000	20,547,368	20,650,000
Basic and diluted net income per share, Class A (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Class B Common Stock
Other income (expense):
Weighted average shares outstanding of Class B common stock, basic and diluted (in Shares)	5,162,500	5,055,914 [1]	5,162,500
Basic and diluted net income (loss) per share, Class B (in Dollars per share)	$ (1.08)	$ (0.55)	$ 0.28

[1]	This number excludes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 30, 2020, the underwriters partially exercised the over-allotment option to purchase an additional 650,000 Units; thus, only 587,500 shares of Class B common stock remain subject to forfeiture at December 31, 2020.